Disaggregated Revenue - Schedule of Transaction Price Allocated to Remaining Performance Obligations Expected to be Recognized as Revenue (Details) - Mar. 31, 2025	HKD ($)	USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 967,862,013	$ 124,405,457
2026 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	924,832,528	118,874,604
2027 [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 43,029,485	$ 5,530,853